Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 12,119,139	$ 5,593,476
Less: accumulated depreciation		(4,223,754)	(4,133,190)
Property, plant and equipment, net		7,895,385	1,460,286
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		2,454,205	2,492,661
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		1,886,537	1,876,477
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		277,531	244,277
Office and Electric Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		675,424	616,308
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		287,642	363,753
Construction in Progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 6,537,800

[1]	The Company constructed a new manufacturing facility in Chuzhou City, Anhui, to expand the production capacity for its premium mobility products, particularly mid-to-high-end electric wheelchairs and senior mobility scooters. The investment budget for the new manufacturing facility is approximately RMB73.3 million (approximately $10.3 million) after VAT deduction. The construction was originally expected to be completed in October 2025. Due to enhancements and optimizations to the internal renovation work, the completion of the construction in progress has been postponed to April 2026. As of September 30, 2025, total cost incurred for the construction was $6,537,800 (approximately RMB46.6 million).